INTANGIBLE ASSETS - Goodwill (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	$ 338
Currency translation	(2)
Divestments	(58)
Acquisitions	104
Goodwill at end of period	382
Pakistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	183
Currency translation	(3)
Divestments	(58)
Acquisitions	0
Goodwill at end of period	122
Kazakhstan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	112
Currency translation	1
Divestments	0
Acquisitions	0
Goodwill at end of period	113
Uzbekistan
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	29
Currency translation	0
Divestments	0
Acquisitions	0
Goodwill at end of period	29
Ukraine
Disclosure of information for cash-generating units [line items]
Goodwill at beginning of period	14
Currency translation	0
Divestments	0
Acquisitions	104
Goodwill at end of period	$ 118